PROPERTY, PLANT AND EQUIPMENT - Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in other comprehensive income, property, plant and equipment	$ (164)	$ (217)
Growth rate used to extrapolate cash flow projections	7.90%	7.90%
Discount rate applied to cash flow projections	9.30%	9.30%
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period		$ 7,278
Accounting policy change	$ 0	0	$ 726
Impact of deconsolidation due to loss of control		0	(11,499)
Balance at the end of period	6,772	6,772	7,278
Atlantis
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in other comprehensive income, property, plant and equipment	(153)	(179)
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period		7,246	7,461
Additions		84	387
Disposals		(37)	(52)
Foreign currency translation		(198)	98
Impact of deconsolidation due to loss of control		0	770
Balance at the end of period	7,095	7,095	7,246
Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period		1,343	1,049
Foreign currency translation		(12)	0
Impact of deconsolidation due to loss of control		0	7
Impairment loss		(15)	0
Revaluation(losses) gains, net		(213)	301
Balance at the end of period	1,103	1,103	1,343
Impairment losses		15	0
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period		(1,311)	(1,004)
Disposals		20	30
Foreign currency translation		29	(15)
Impact of deconsolidation due to loss of control		0	(7)
Depreciation		(164)	(329)
Balance at the end of period	$ (1,426)	$ (1,426)	(1,311)
IFRS 16 | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Accounting policy change			$ 122	$ 0